Note 15 - Other Operating Loss	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Other Operating Income and Expense [Text Block]
15.	Other operating loss

On January 15, January 21, March 9 and October 20, 2020 the Company terminated the time charters of M/T Eco Fleet, M/T Stenaweco Elegance, M/T Eco Palm Desert and M/T Eco California and incurred time charter termination fees amounting to $500, $1,850, $1,700 and $750 respectively.